INVESTMENT IN EQUITY METHOD INVESTEES	12 Months Ended
Dec. 31, 2013
INVESTMENT IN EQUITY METHOD INVESTEES [Abstract]
INVESTMENT IN EQUITY METHOD INVESTEES
5	INVESTMENT IN EQUITY METHOD INVESTEES

Actions Microelectronics Co., Ltd (Beijing) ("Beijing Actions")

Beijing Actions is a private company which design and manufactures SoC products for portable media players and digital photoframe.

As of December 31, 2010, the Group owned 45.8% interest of equity interest in Beijing Actions.

In February 2011, Beijing Actions increased its injected capital by $2,600 of which the Group further invested such amount in full. Upon the completion of this capital injection, the Group's ownership interest in Beijing Actions is increased from 35% to 45.8% and continues its significant influence in Beijing Actions as of December 31, 2011.

No change in ownership interest and no addition capital injection were noted for 2012 and 2013 and the Group continues its significant influence in Beijing Actions as of December 31, 2012 and 2013.

Nann Capital Corporation ("Nann Capital")

Nann Capital is a private investment holding company and the Group owned 40% interest of equity interest in Nann Capital. The Group exercise significant influence but did not control Nann Capital and the investment in Nann Capital is accounted for under the equity method of accounting.

In April 2013, the Group further invested $3,712 to maintain its 40% interest due to a capital contribution by all shareholders.

The summarized financial information prepared in accordance with U.S.GAAP of equity method investees is illustrated as below:

	2012	2013
Balance sheets
Current assets	$19,608	$13,714
Non-current assets	18,363	31,909
Current liabilities	528	583
Non-current liabilities	30	-

	2011	2012	2013
Results of operations
Revenues	$4,823	$4,904	$5,446
Gross profit	2,342	2,700	3,056
Loss from operations	(3,816)	(555)	(933)
Net loss	$(2,782)	$(9)	$(787)